UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: May 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2008	Highland Equity Opportunities Fund

Shares		Value ($)
Common Stocks - 82.0%
CHEMICALS - 0.4%
10,259	Solutia, Inc. (a)	141,266

ENERGY - 1.3%
8,862	Halliburton Co.	430,516

FINANCIAL - 12.0%
27,632	GLG Partners, Inc.	229,622
33,306	Lazard Ltd., Class A	1,268,626
33,701	Navigant Consulting, Inc. (a)	679,075
30,579	WellCare Health Plans, Inc. (a)	1,687,349

		3,864,672

FOREST PRODUCTS — CONTAINERS - 0.8%
85,956	Graphic Packaging Holding Corp. (a)	255,289

GAMING/LEISURE - 3.6%
24,972	Penn National Gaming, Inc. (a)	1,159,200

HEALTHCARE - 16.5%
25,028	Barr Pharmaceuticals, Inc. (a)	1,096,226
26,441	DaVita, Inc. (a)	1,371,759
31,800	PDL BioPharma, Inc. (a)	325,950
154,645	Salix Pharmaceuticals, Ltd. (a)	1,187,674
65,327	Schering-Plough Corp.	1,332,671

		5,314,280

INFORMATION TECHNOLOGY - 12.7%
33,432	Avnet,Inc. (a)	986,913
43,460	Intuit, Inc. (a)	1,258,602
21,793	NCR Corp. (a)	576,643
22,652	OmniVision Technologies, Inc. (a)	366,962
61,957	VeriFone Holdings, Inc. (a)	909,529

		4,098,649

METALS/MINERALS - 2.5%
19,385	Alcoa, Inc.	786,837

RETAIL - 13.5%
30,390	CVS Caremark Corp.	1,300,388
26,788	Hanesbrands, Inc. (a)	884,004
19,257	Kohl’s Corp. (a)	862,714
32,856	Rent-A-Center, Inc. (a)	689,319
19,414	School Specialty, Inc. (a)	609,405

		4,345,830

TELECOMMUNICATIONS - 9.9%
67,112	Arris Group Inc. (a)	628,168
18,640	AT&T, Inc.	743,736
23,167	CenturyTel, Inc.	820,343
51,379	Loral Space & Communications, Inc. (a)	996,239

		3,188,486

TRANSPORTATION — AUTOMOTIVE - 1.9%
4,894	AutoZone, Inc. (a)	619,385

TRANSPORTATION — SHIPPING - 2.0%
13,333	Con-way, Inc.	650,784

UTILITY - 1.2%
4,244	Exelon Corp.	373,472

WIRELESS COMMUNICATIONS - 3.7%
261,201	ICO Global Communications Holdings, Ltd. (a)	1,175,405

	Total Common Stocks (Cost $25,870,678)	26,404,071

Total Investments - 82.0% (cost of $25,870,678) (b)		26,404,071

Other Assets & Liabilities, Net - 18.0%		5,786,741

Net Assets - 100.0%		32,190,812

The amount of $14,754,807 in cash was segregated with the brokers to cover investments sold short outstanding as of May 31, 2008 and is included in “Other Assets & Liabilities, Net”:

Short Sales - 29.4%
CHEMICALS - 1.3%
25,150	Westlake Chemical Corp.	436,353

ENERGY - 1.6%
7,793	Arch Coal, Inc.	505,844

FINANCIAL - 6.0%
6,200	AvalonBay Communities, Inc.	627,440
1,973	Bank of America Corp.	67,102
8,132	Capital One Financial Corp.	391,312
2,890	Freddie Mac	73,464
593	Lehman Brothers Holdings, Inc.	21,828
12,032	Realty Income Corp.	294,784
17,098	TCF Financial Corp.	282,459
7,855	Washington Mutual, Inc.	70,852
3,894	Wells Fargo & Co.	107,358

		1,936,599

HEALTHCARE - 1.5%
9,500	IDEXX Laboratories, Inc.	479,750

INFORMATION TECHNOLOGY - 0.1%
465	WMS Industries, Inc.	17,224

MANUFACTURING - 1.3%
1,569	Mohawk Industries, Inc.	117,801
6,333	Fastenal Co.	313,104

		430,905

RETAIL - 2.5%
13,535	Ethan Allen Interiors, Inc.	379,521
5,984	Whirlpool Corp.	440,901

		820,422

SERVICE - 7.5%
18,663	VistaPrint, Ltd.	584,525
10,800	Heidrick & Struggles International, Inc.	309,420
102,562	CBIZ, Inc.	873,828
14,157	Watsco, Inc.	658,301

		2,426,074

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Equity Opportunities Fund

Shares		Value ($)
Short Sales (continued)
TRANSPORTATION — AUTOMOTIVE - 0.7%
8,310	Lear Corp.	213,983

TRANSPORTATION — SHIPPING - 6.9%
10,262	Arkansas Best Corp.	381,336
104,643	YRC Worldwide, Inc.	1,827,064

		2,208,400

Total Investments sold short (Proceeds $9,400,391)		$9,475,554

(a)	Non-income producing security.

(b)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments and investments sold short outstanding are as follows:

Gross Unrealized appreciation	$2,757,441
Gross Unrealized depreciation	(2,299,211)

Net Unrealized depreciation	$458,230

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2008	Highland High Income Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 8.4%
ENERGY - 3.5%
40,711	Coffeyville Resources, LLC Funded Letter of Credit, 4.63%, 12/28/10	39,540
132,109	Tranche D Term Loan, 7.48%, 12/30/13	128,311

		167,851

WIRELESS COMMUNICATIONS - 4.9%
248,111	MetroPCS Wireless, Inc. New Tranche B Term Loan, 5.08%, 11/04/13	237,432

	Total Senior Loans (Cost $418,867)	405,283

Corporate Notes and Bonds - 82.9%
BROADCASTING - 9.1%
250,000	Univision Communications, Inc. Senior Unsecured Notes, PIK, 9.75%, 03/15/15 (b)	190,313
250,000	Young Broadcasting, Inc. Senior Subordinated, 10.00%, 03/01/11	248,750

		439,063

CABLE/WIRELESS VIDEO - 3.8%
28,000	CCH I LLC/CCH I Capital Co. Senior Secured Notes, 11.00%, 10/01/15	23,940
250,000	CCH I Holdings, LLC Senior Unsecured Notes, 10.00%, 05/15/14	158,750

		182,690

CHEMICALS - 6.0%
250,000	Georgia Gulf Corp. Senior Unsecured, 9.50%, 10/15/14	207,500
100,000	Tronox Worldwide Finance Senior Subordinated Notes, 9.50%, 12/01/12	81,500

		289,000

CONSUMER NON-DURABLES - 3.3%
180,000	Solo Cup Co. Senior Subordinated Notes, 8.50%, 02/15/14	161,100

ENERGY - 5.8%
300,000	Energy XXI Gulf Coast, Inc. Senior Unsecured Notes, 10.00%, 06/15/13	279,000

FINANCIAL - 3.8%
250,000	HUB International Holdings, Inc. Senior Subordinated Notes, 10.25%, 06/15/15 (b)	186,250

FOOD/TOBACCO - 9.0%
250,000	Chiquita Brands International Senior Unsecured Notes, 7.50%, 11/01/14	221,875
250,000	Pinnacle Foods Finance, Ltd. Senior Subordinate Notes, 10.63%, 04/01/17	216,250

		438,125

GAMING/LEISURE - 4.1%
351,000	Tropicana Entertainment LLC Finance Corp. Senior Subordinated Notes, 9.63%, 12/15/14	198,315

HEALTHCARE - 4.5%
100,000	HCA, Inc. Senior Unsecured Notes, 7.69%, 06/15/25	81,800
250,000	LifeCare Holdings, Inc. Senior Subordinated Notes, 9.25%, 08/15/13	138,750

		220,550

HOUSING - 6.2%
200,000	Realogy Corp. Senior Subordinated, 12.38%, 04/15/15	110,000
250,000	Senior Unsecured, 10.50%, 04/15/14	188,750

		298,750

INFORMATION TECHNOLOGY - 4.6%
250,000	Freescale Semiconductor, Inc. Senior Unsecured Notes, 8.88%, 12/15/14	222,500

RETAIL - 12.1%
250,000	Blockbuster, Inc. Senior Subordinated Notes, 9.00%, 09/01/12	209,374
250,000	Claire’s Stores, Inc. Senior Unsecured Notes, 10.50%, 06/01/17	131,563
250,000	Dollar General Corp. Senior Unsecured Notes, 10.63%, 07/15/15	246,563

		587,500

TRANSPORTATION — AUTOMOTIVE - 1.4%
58,000	Delphi Corp. Senior Unsecured Notes, 6.50%, 05/01/09 (c)	23,780
250,000	Motor Coach Industries International, Inc. Senior Unsecured Notes, 11.25%, 05/01/09	43,750

		67,530

WIRELESS COMMUNICATIONS - 9.2%
225,000	Cricket Communications, Inc. Senior Unsecured, 9.38%, 11/01/14	218,250
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland High Income Fund

Principal Amount ($)	Value ($)
Corporate Notes and Bonds (continued)
WIRELESS COMMUNICATIONS (continued)
250,000	Digicel Group, Ltd. Senior Unsecured Notes, PIK, 9.13%, 01/15/15 (b)	226,875

445,125

Total Corporate Notes and Bonds (Cost $4,659,873)	4,015,498

Total Investments - 91.3%	4,420,781

(cost of $5,078,740) (d)
Other Assets & Liabilities, Net - 8.7%	418,754

Net Assets - 100.0%	$4,839,535

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland High Income Fund (the “Fund”) invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at May 31, 2008. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2008, these securities amounted to $603,438 or 12.5% of net assets. These securities have been determined by the Fund’s investment adviser to be liquid securities.

(c)	The issuer is in default of certain debt covenants. Income is not being accrued.

(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$108,521
Gross unrealized depreciation	(766,480)

Net unrealized depreciation	$(657,959)

PIK      Payment-in-Kind
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2008	Highland Income Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 12.4%
DIVERSIFIED MEDIA - 8.2%
298,477	Metro-Goldwyn-Mayer, Inc., Tranche B Term Loan 8.11%, 04/08/12	243,259
298,496	Tribune Co., Initial Tranche B Advance 5.54%, 05/17/14	221,633

		464,892

ENERGY - 4.2%
58,667	Coffeyville Resources, LLC Funded Letter of Credit, 4.63%, 12/28/10	56,980
190,378	Tranche D Term Loan, 7.48%, 12/30/13	184,904

		241,884

	Total Senior Loans (Cost $776,662)	706,776

Corporate Notes and Bonds - 75.1%
BROADCASTING - 4.3%
250,000	Viacom, Inc. Senior Unsecured Notes, 6.25%, 04/30/16	248,110

CABLE/WIRELESS VIDEO - 6.0%
113,000	CCH I LLC/CCH I Capital Co. Senior Secured Notes, 11.00%, 10/01/15	96,615
250,000	Comcast Corp. 5.90%, 03/15/16	249,327

		345,942

CHEMICALS - 3.6%
250,000	Georgia Gulf Corp., Senior Unsecured Notes,, 9.50%, 10/15/14	207,500

CONSUMER NON-DURABLES - 2.8%
180,000	Solo Cup Co. Senior Subordinated Notes, 8.50%, 02/15/14	161,100

ENERGY - 9.2%
250,000	Dominion Resources, Inc., Series D Senior Unsecured Notes, 5.00%, 03/15/13	248,117
300,000	Energy XXI Gulf Coast, Inc. Senior Unsecured Notes, 10.00%, 06/15/13	279,000

		527,117

FINANCIAL - 3.3%
250,000	HUB International Holdings, Inc. Senior Subordinated Notes, 10.25%, 06/15/15 (b)	186,250

FOOD/TOBACCO - 3.8%
250,000	Pinnacle Foods Finance LLC Senior Subordinated Notes, 10.63%, 04/01/17	216,250

GAMING/LEISURE - 2.5%
250,000	Tropicana Entertainment LLC Finance Corp. Senior Subordinated Notes, 9.63%, 12/15/14	141,250

HEALTHCARE - 5.7%
100,000	HCA, Inc. Senior Unsecured Notes, 7.69%, 06/15/25	81,800
250,000	Teva Pharmaceutical Finance LLC 5.55%, 02/01/16	245,976

		327,776

HOUSING - 3.9%
150,000	Realogy Corp. Senior Subordinated Notes, 10.50%, 04/15/14	113,250
200,000	Senior Unsecured Notes, 12.38%, 04/15/15	110,000

		223,250

INFORMATION TECHNOLOGY - 3.9%
250,000	Freescale Semiconductor, Inc. Senior Unsecured Notes, 8.88%, 12/15/14	222,500

MANUFACTURING - 4.2%
250,000	Black & Decker Senior Unsubordinated Notes, 5.75%, 11/15/16	239,905

RETAIL - 3.7%
250,000	Blockbuster, Inc. Senior Subordinated Notes, 9.00%, 09/01/12	209,375

TELECOMMUNICATIONS - 8.6%
250,000	Time Warner, Inc. 5.88%, 11/15/16	240,393

250,000	Verizon Communications Senior Unsecured Notes, 5.55%, 02/15/16	249,173

		489,566

TRANSPORTATION — AUTOMOTIVE - 0.5%
67,000	Delphi Corp. Senior Unsecured Notes, 6.50%, 05/01/09 (c)	27,470

WIRELESS COMMUNICATIONS - 9.1%
300,000	Cricket Communications, Inc., Senior Unsecured Notes, 9.38%, 11/01/14	291,000
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Income Fund

Principal Amount ($)	Value ($)
Corporate Notes and Bonds (continued)
WIRELESS COMMUNICATIONS (continued)
250,000	Digicel Group, Ltd. Senior Unsecured Notes, PIK, 9.13%, 01/15/15 (b)	226,875

517,875

Total Corporate Notes and Bonds (Cost $4,669,582)	4,291,236

Total Investments - 87.5%	4,998,012

(cost of $5,446,244) (e)
Other Assets & Liabilities, Net - 12.5%	711,098

Net Assets - 100.0%	$5,709,110

(a)	Senior loans (also called bank loans, leveraged loans, or floating note loans) in which the Highland Income Fund (the “Fund”) invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at May 31, 2008. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2008, these securities amounted to $413,125 or 7.2% of net assets. These securities have been determined by the Fund’s investment adviser to be liquid securities.

(c)	The issuer is in default of certain debt covenants. Income is not being accrued.

(e)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$34,349
Gross Unrealized depreciation	(482,581)

Net Unrealized depreciation	$(448,232)

PIK      Payment-in-Kind
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)
As of May 31, 2008
Security Valuation
The value of each Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Funds use those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), such securities are valued at their fair value, as determined by the Investment Adviser, in good faith in accordance with procedures approved by the Funds’ Board of Trustees. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Investment Adviser instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that a Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
New Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosure.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended
(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
(17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Funds I

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	7/21/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	7/21/08

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date	7/21/08

*	Print the name and title of each signing officer under his or her signature.